Equity - PSU Weighted Average Fair Value (Details) - Performance Restricted Share Units (PSUs)	12 Months Ended
Dec. 31, 2024 $ / shares
IPO Grant
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average exercise price of other equity instruments granted in share-based payment arrangement (USD per share)	$ 15.95
Grant A
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average exercise price of other equity instruments granted in share-based payment arrangement (USD per share)	9.15
Grant B
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average exercise price of other equity instruments granted in share-based payment arrangement (USD per share)	10.76
Grant C - PSU [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average exercise price of other equity instruments granted in share-based payment arrangement (USD per share)	9.82
Grant C - RSU [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average exercise price of other equity instruments granted in share-based payment arrangement (USD per share)	12.06
Matching program [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average exercise price of other equity instruments granted in share-based payment arrangement (USD per share)	$ 14.89